Employee Defined Benefit Plans - Schedule of Reconciliation for Net Defined Benefit (Asset) Liability (Details) - Pension defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	$ (40.4)	$ 25.8
Administrative and marketing expenses
Interest income (expense)	2.4	(0.3)
Administrative expenses paid by the Plans	(2.1)	(1.6)
Net defined benefit liability asset included in profit or loss	0.3	(1.9)
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	10.3	(127.0)
Actuarial gains (losses) arising from:
Changes in demographic assumptions	5.8	0.3
Changes in financial assumptions	(9.6)	192.7
Experience adjustments	(3.4)	(16.3)
Remeasurement gain (loss), before tax	3.1	49.7
Effect of movement in exchange rates	1.3	0.8
Net defined benefit liability asset included in other comprehensive income	4.4	50.5
Other
Benefits paid	0.0	0.0
Contributions by employer	11.6	17.6
Other net defined benefit liability asset	11.6	17.6
Balance, end of the year	(56.7)	(40.4)
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	382.5	586.1
Administrative and marketing expenses
Interest income (expense)	(17.8)	(9.8)
Administrative expenses paid by the Plans	0.0	0.0
Net defined benefit liability asset included in profit or loss	(17.8)	(9.8)
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	0.0	0.0
Actuarial gains (losses) arising from:
Changes in demographic assumptions	5.8	0.3
Changes in financial assumptions	(9.6)	192.7
Experience adjustments	(3.4)	(16.3)
Remeasurement gain (loss), before tax	(7.2)	176.7
Effect of movement in exchange rates	(11.1)	22.7
Net defined benefit liability asset included in other comprehensive income	(18.3)	199.4
Other
Benefits paid	16.0	14.0
Contributions by employer	0.0	0.0
Other net defined benefit liability asset	16.0	14.0
Balance, end of the year	402.6	382.5
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	(422.9)	(560.3)
Administrative and marketing expenses
Interest income (expense)	20.2	9.5
Administrative expenses paid by the Plans	(2.1)	(1.6)
Net defined benefit liability asset included in profit or loss	18.1	7.9
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	10.3	(127.0)
Actuarial gains (losses) arising from:
Changes in demographic assumptions	0.0	0.0
Changes in financial assumptions	0.0	0.0
Experience adjustments	0.0	0.0
Remeasurement gain (loss), before tax	10.3	(127.0)
Effect of movement in exchange rates	12.4	(21.9)
Net defined benefit liability asset included in other comprehensive income	22.7	(148.9)
Other
Benefits paid	(16.0)	(14.0)
Contributions by employer	11.6	17.6
Other net defined benefit liability asset	(4.4)	3.6
Balance, end of the year	$ (459.3)	$ (422.9)